Business and Basis of Presentation	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business and Basis of Presentation
BUSINESS AND BASIS OF PRESENTATION
Business
We are a biopharmaceutical company primarily focused on the development of defibrotide, a sodium salt of a complex mixture of single- and double-stranded oligodeoxyribonucleotides derived from porcine DNA. Our development of defibrotide has been directed to the treatment and prevention of hepatic veno-occlusive disease, or VOD, a potentially life-threatening complication of hematopoietic stem cell transplantation, or HSCT. Stem cell transplantation is a frequently used treatment modality for hematologic cancers and other conditions in both adults and children. Certain high-dose conditioning regimens used as part of HSCT can damage the lining cells of hepatic vessels which is thought to lead to the development of VOD, a blockage of the small vessels in the liver, that leads to liver failure and can result in significant dysfunction in other organs such as the kidneys and lungs. The condition is also referred to as “sinusoidal obstruction syndrome.” Severe VOD is the most extreme form of VOD and is associated with multi-organ failure and high rates of morbidity and mortality.
On December 19, 2013, we entered into a definitive tender offer agreement with Jazz Pharmaceuticals Public Limited Company, or Jazz, and Jazz Pharmaceuticals Italy S.p.A., or Jazz Italy, a wholly-owned subsidiary of Jazz, pursuant to which Jazz Italy made an offer to purchase all our outstanding ordinary shares and American Depositary Shares, or ADSs, each representing one ordinary share, at a purchase price of $57.00 per ordinary share and per ADS (without duplication for ordinary shares underlying ADSs). On February 21, 2014, Jazz Italy completed its tender offer, having acquired approximately 98 percent of our combined ordinary shares and ADSs. Jazz is now our indirect majority shareholder. We filed a Notice of Voluntary Delisting with The NASDAQ Stock Market on March 5, 2014, and trading in our ADSs on The NASDAQ Global Market, or NASDAQ, was suspended on March 7, 2014. We filed a Form 25 with the Securities and Exchange Commission, or the SEC, on March 17, 2014 to terminate registration of our ordinary shares and ADSs under Section 12(b) of the Securities Exchange Act of 1934, as amended, or the Exchange Act, and intend to file a Form 15 with the SEC promptly after this annual report is filed with the SEC to terminate registration of our ordinary shares and ADSs under Section 12(g) of the Exchange Act and to suspend our duty to file reports under Sections 13(a) and 15(d) of the Exchange Act. We expect that this will be the final report we will be required to file under Sections 13(a) and 15(d) of the Exchange Act.
We and the ADS depositary entered into an amendment dated March 21, 2014 to the deposit agreement dated as of June 15, 2005, or the deposit agreement, which amendment will be effective on April 13, 2014. Upon effectiveness, the amendment to the deposit agreement will reduce from one year to 60 days the period that must elapse between the date of termination of the deposit agreement and the date on which the ADS depositary may sell the ordinary shares of the Company it then holds and provides for the ADS depositary to accept any offer by a subsidiary of Jazz to purchase those shares at a price of no less than $57.00 per ordinary share, unless the ADS depositary has received what it considers to be a superior bona fide offer from another party. The ADS depositary has given notice such that the deposit agreement will terminate at 5:00 pm (Eastern time) on April 13, 2014. While the date or dates on which the ADS depositary will sell the remaining shares have not been determined, the sale will not occur before June 13, 2014. Jazz Italy has indicated that it intends to offer to purchase ordinary shares from the ADS depositary at a per share price equal to $57.00.
In October 2013, the European Commission, or EC, granted marketing authorization under exceptional circumstances for our defibrotide product, Defitelio® (defibrotide), for the treatment of severe VOD in adults and children undergoing HSCT therapy. Our wholly-owned subsidiary, Gentium GmbH, together with other subsidiaries of Jazz, commenced the launch of Defitelio in Europe in March 2014, starting with Germany and Austria. We expect to launch in additional European countries on a rolling basis during 2014 and 2015 and are engaged in pricing and reimbursement submissions as applicable in preparation for planned launches in those countries. We intend eventually to promote Defitelio in all European markets where it has marketing authorization. To our knowledge, there are currently no approved treatments for VOD in the United States. Defibrotide is being distributed to patients diagnosed with VOD in the United States through an expanded access program pursuant to a treatment investigational new drug, or IND, protocol, which we call our expanded access program. In addition, we expect to continue to give patients access to defibrotide in other countries where it is not commercially available on a named patient basis, which we refer to refer to as our named patient program.
Unless otherwise indicated or the context otherwise requires, references to “Gentium,” “the Company,” “we,” “us,” and “our” refer to Gentium S.p.A. and its consolidated subsidiary, Gentium GmbH.
Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, or GAAP. These consolidated financial statements are denominated in the currency of the European Monetary Union (the Euro or €).
The accompanying consolidated financial statements have been prepared on the assumption that we will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business for the twelve-month period following the date of the balance sheet. Through December 31, 2013, the Company had accumulated losses of €67.47 million. Since 2010, we have been cash flow positive, primarily due to revenue generated from our expanded access and named patient programs. However, if we are unable to successfully commercialize defibrotide, unable to generate sufficient revenue and cash flow through our expanded access and named patient programs, or if we increase expenditures above our current expectations, we may need to obtain additional funding either through arrangements with Jazz or its other subsidiaries, or through debt financings or collaborative agreements with unrelated parties, which may not be available to us on favorable terms, if at all.